CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY AND EQUITY INCENTIVE PLAN (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 50,104	$ 27,332	$ 14,017
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	20,167	21,359	14,017
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	27,001	4,842	0
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,936	$ 1,131	$ 0